Pension and Other Employee Obligations - Summary of Net Periodic Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of defined benefit plans [abstract]
Service cost	$ 1,917	$ 2,188	$ 1,765
Past service cost	538
Interest on the net defined benefit liability	587	451	419
Net gratuity cost	$ 3,042	$ 2,639	$ 2,184